Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2018	Mar. 27, 2018	Jul. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	CONNS INC
Entity Central Index Key	0001223389
Current Fiscal Year End Date	--01-31
Entity Current Reporting Status	Yes
Entity Public Float			$ 489.7
Entity Common Stock, Shares Outstanding		31,553,334
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2018